Provisions - Summary of Detailed Information About Provisions (Details) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Provision Abstract
Current Employee benefits	$ 409,320	$ 371,936
Non-Current Employee benefits	$ 10,460	$ 6,782